Initial Public Offering (Details) - $ / shares	1 Months Ended	3 Months Ended
	Sep. 22, 2020	Mar. 31, 2021
Initial Public Offering (Details) [Line Items]
Number of shares sold	10,000,000	355,000
Purchase price	$ 10.00	$ 10.00
Sale of stock, description	Each unit that the Company is offering has a price of $10.00 and consists of one share of Class A common stock and one-half of one redeemable warrant. Only whole warrants are exercisable. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share (see Note 8).
IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of shares sold	10,000,000	10,000,000
Purchase price	$ 10.00	$ 10.00
Sale of stock, description	Each unit that the Company is offering has a price of $10.00 and consists of one share of Class A common stock and one-half of one redeemable warrant. Only whole warrants are exercisable. Each whole warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share